Financial results (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income
Yields and interests	$ 1,884,445	$ 965,952	$ 266,116
Results from financial assets	329,061	178,212	108,640
Gain (loss) on derivatives valuation	4,454	18,099	(406)
Other financial income	103,009	154,882	29,242
Finance income	2,320,969	1,317,145	403,592
Financial expenses
Interest	(6,923,831)	(5,517,417)	(3,095,224)
Financial cost of other liabilities	(2,196,936)	(2,003,687)	(1,043,728)
Results from financial assets	(246,155)	(152,355)	(101,973)
Other financial expenses	(1,017,143)	(353,793)	(190,723)
Financial expenses	(10,384,065)	(8,027,252)	(4,431,648)
Gain (loss) from exchange difference	2,397,712	(124,650)	(31,726)
Gain from realization of other comprehensive income on sale of joint ventures	0	0	361,728
Foreign exchange gain (loss)	2,397,712	(124,650)	330,002
Financial result	$ (5,665,384)	$ (6,834,757)	$ (3,698,054)